SCHEDULE I	12 Months Ended
Dec. 31, 2012
SCHEDULE 1 [Abstract]
SCHEDULE 1

Additional information-financial statements schedule 1

china sunergy co., ltd.

Financial information for parent company

BALANCE SHEET

(In U.S. dollars, except for share data)

	December 31,
	2011	2012
	$	$
ASSETS
Current assets:
Cash	2,013,683	298,551
Amount due from subsidiaries	96,937,218	81,419,439
Other receivables	107,620	160,086
Restricted cash-collateral account	-	2,097,340
Convertible senior notes issuance cost	-	15,934
Total current assets	99,058,521	83,991,350
Investments in subsidiaries	67,610,830	(73,268,494)
Restricted cash-collateral account	1,654,240	-
Convertible senior notes issuance cost	980,684	-
Total assets	169,304,275	10,722,856

Liabilities and equity:

Liabilities:

Other liabilities	1,063,621	795,426
Collateral account payable	-	1,500,000
Convertible senior notes payable	-	2,097,340
Total current liabilities	1,063,621	4,392,766
Collateral account payable	1,654,240	-
Convertible senior notes payable	27,500,000	-
Total liabilities	30,217,861	4,392,766

Equity:

Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2011 and 2012)	26,729	26,729
Additional paid-in capital	185,366,825	185,367,042
Accumulated deficit	(81,006,405)	(214,587,069)
Accumulated other comprehensive income	34,699,265	35,523,388
Total equity	139,086,414	6,330,090
TOTAL LIABILITIES AND EQUITY	169,304,275	10,722,856

china sunergy co., ltd.

Statement of operations

(In U.S. dollars)

	Year ended December 31,
	2010	2011	2012
	$	$	$

General and administrative expenses	(1,773,573)	(706,531)	(1,982,550)
Total operating expenses	(1,773,573)	(706,531)	(1,982,550)
Loss from operations	(1,773,573)	(706,531)	(1,982,550)
Interest expense	(3,090,395)	(3,794,996)	(1,426,848)
Interest income	815,331	755,895	929,636
Equity in gains (losses) of subsidiaries	55,539,477	(99,222,232)	(141,703,447)
Other income, net	243,415	8,675,169	10,602,545
Net income (loss)	51,734,255	(94,292,695)	(133,580,664)

china sunergy co., ltd.

Statement of COMPREHENSIVE INCOME (Loss)

(In U.S. dollars)

	Years ended December 31,
	2010	2011	2012
	$	$	$

Net income (loss)	51,734,255	(94,292,695)	(133,580,664)
Other comprehensive income (loss): foreign currency translation adjustments, net of tax impact nil for 2010, 2011 and 2012	6,812,403	6,678,512	824,123
Comprehensive income (loss)	58,546,658	(87,614,183)	(132,756,541)

china sunergy co., ltd.

Statement of cash flows

(In U.S. dollars)

	Year ended December 31,
	2010	2011	2012
	$	$	$

Operating activities:
Net income (loss) attributable to China Sunergy Co., Ltd	51,734,255	(94,292,695)	(133,580,664)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in gains/losses of subsidiaries	(55,539,477)	99,222,232	141,703,447
Share-based compensation	543,510	(108,222)	217
Gain on repurchase of convertible senior notes	-	(7,440,000)	(10,348,750)
Amortization of convertible senior notes	1,000,395	1,630,060	964,750
Others	-	(223,637)	(256,363)

Changes in operating assets and liabilities:
Other receivables	(186,318)	200,758	(52,466)
Other liabilities	(367,258)	(876,334)	(11,832)
Amounts due from subsidiaries	3,704,375	(1,300,418)	15,517,779
Net cash provided by (used in) operating activities	889,482	3,188,256	13,936,118

Investing activity:
Decrease in restricted cash	-	11,250,000	-
Net cash provided by investing activity	-	11,250,000	-

Financing activities:
Payment of convertible senior notes repurchase	-	(9,060,000)	(15,651,250)
Net cash used in financial activities	-	(9,060,000)	(15,651,250)

Net increase (decrease) in cash and cash equivalents	889,482	(998,256)	(1,715,132)
Cash and cash equivalents at the beginning of the year	2,122,457	3,011,939	2,013,683
Cash and cash equivalents at the end of the year	3,011,939	2,013,683	298,551
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection
with share-lending arrangement	(1,949,640)	(16,867,340)	443,100

Notes to Schedule 1

1)	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2)	The condensed financial information of China Sunergy Co., Ltd. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.